UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

This amendment adds a security holding to those reported on Form 13F filed on August 13, 2009 for the period ending June 30, 2009. The holding is added pursuant to the February 15, 2010 expiration of confidential treatment status.

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3652

Signature, Place, and Date of Signing:

   Thomas C. Wagner     Minnetonka, Minnesota    April 21, 2010

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    $ 2425 (thousands)

List of Other Included Managers: None

                        CONFIDENTIAL TREATMENT REQUESTED

                           FORM 13F INFORMATION TABLE

                          TITLE       CUSIP     VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    NUMBER     (x1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE      SHRD      NONE
BIOSPHERE MEDICAL INC    COM         09066V103  2425     1014458   SH           Sole                  1014458